Note 20 - Fair Value of collateral received (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Collateral Received
Securities and other financial assets accepted as collateral	€ 251,757	€ 292,474
Of which: [Abstract]
collateral sold or repledged	€ 200,378	€ 240,365